Share-Based Incentive Compensation (details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 09, 2017	May 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of stock option activity
Stock options outstanding, beginning of year, number (in shares)			9,864,255
Stock options granted, number (in shares)			2,847,398
Stock options exercised, number (in shares)			(4,069,532)
Stock options forfeited or expired, number (in shares)			(82,085)
Stock options outstanding, end of year, number (in shares)			8,560,036	9,864,255
Stock options outstanding, beginning of year, weighted average exercise price (per share)			$ 74.48
Stock options granted, weighted average exercise price (per share)			106.21
Stock options exercised, weighted average exercise price (per share)			69.13
Stock options forfeited or expired, weighted average exercise price (per share)			97.44
Stock options outstanding, end of year, weighted average exercise price (per share)			$ 87.36	$ 74.48
Stock options outstanding, weighted average contractual life remaining			6 years 9 months 18 days
Stock options outstanding, aggregate intrinsic value			$ 300
Stock options vested at end of year, number (in shares)			5,588,061
Stock options vested at end of year, weighted average exercise price (per share)			$ 80.74
Stock options vested at end of year, weighted average contractual life remaining			6 years
Stock options vested at end of year, aggregate intrinsic value			$ 233
Stock options exercisable at end of year, number (in shares)			3,007,663
Stock options exercisable at end of year, weighted average exercise price (per share)			$ 65.18
Stock options exercisable at end of year, weighted average contractual life remaining			4 years 2 months 12 days
Stock options exercisable at end of year, aggregate intrinsic value			$ 172
Stock option grants [Member]
Assumptions used in estimating fair value of options
Expected term of stock options				6 years	6 years
Expected volatility of the Company's stock (percent)				19.29%
Weighted average volatility (percent)			16.79%	19.29%	27.50%
Expected annual dividend per share				$ 2.20
Risk-free rate				1.31%
Summary of stock option activity
Stock options granted, weighted average grant-date fair value of options granted (per share)			$ 13.29	$ 15.78	$ 17.22
Total intrinsic value of options exercised during the year			$ 167	$ 120	$ 117
Stock option grants [Member] | Minimum [Member]
Assumptions used in estimating fair value of options
Expected term of stock options			5 years
Expected volatility of the Company's stock (percent)			15.14%		27.20%
Expected annual dividend per share			$ 2.44		$ 2.00
Risk-free rate			1.36%		1.81%
Stock option grants [Member] | Maxiumum [Member]
Assumptions used in estimating fair value of options
Expected term of stock options			6 years
Expected volatility of the Company's stock (percent)			16.80%		27.50%
Expected annual dividend per share			$ 2.68		$ 2.20
Risk-free rate			2.23%		1.82%
The Travelers Companies, Inc 2014 Stock Incentive Plan [Member]
Share-based compensation plan description
Number of shares of the Company's common stock originally authorized for grant under the 2014 Incentive Plan			10,000,000
Additional number of shares of the Company's common stock authorized for grant under the 2014 Incentive Plan		4,400,000
Number of shares of the Company's common stock authorized for grant under the 2014 Incentive Plan			14,400,000
The Travelers Companies, Inc 2014 Stock Incentive Plan [Member] | Stock option grants [Member]
Share-based compensation plan description
Option term			10 years
General vesting period			3 years
The Travelers Companies, Inc 2014 Stock Incentive Plan [Member] | Stock option grants [Member] | Subsequent Event [Member]
Summary of stock option activity
Stock options granted, number (in shares)	2,106,022
Stock options granted, weighted average exercise price (per share)	$ 118.78
Stock options granted, weighted average grant-date fair value of options granted (per share)	$ 16.15
The Travelers Companies, Inc 2014 Stock Incentive Plan [Member] | Director deferred stock awards [Member]
Share-based compensation plan description
Number of days prior to date of annual meeting in year following date of grant in which annual deferred stock awards vest in full			1 day
Number of months after termination of service as a director before distributions of deferreed stock awards begin			6 months